Label	Element	Value
Financial assets at fair value through profit or loss, category [member]
Disclosure Of Trading And Other Financial Assets At Fair Value Through Profit Or Loss [Text Block]	lyg_DisclosureOfTradingAndOtherFinancialAssetsAtFairValueThroughProfitOrLossTextBlock
NOTE 16: FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS
These assets are comprised as follows:

	2021			2020
	Trading assets	Other financial assets mandatorily at fair value through profit or loss	Total	Trading assets	Other financial assets mandatorily at fair value through profit or loss	Total
	£m	£m	£m	£m	£m	£m
Loans and advances to banks	486	3,684	4,170	229	4,238	4,467
Loans and advances to customers	14,435	10,933	25,368	12,765	11,244	24,009
Debt securities:
Government securities	6,579	11,101	17,680	7,574	13,048	20,622
Other public sector securities	—	2,731	2,731	—	2,354	2,354
Bank and building society certificates of deposit	—	6,297	6,297	—	4,841	4,841
Asset-backed securities:
Mortgage-backed securities	12	421	433	7	460	467
Other asset-backed securities	3	272	275	4	261	265
Corporate and other debt securities	245	19,557	19,802	246	17,888	18,134
	6,839	40,379	47,218	7,831	38,852	46,683
Treasury and other bills	—	19	19	—	18	18
Contracts held with reinsurers[1]	—	12,371	12,371	—	19,543	19,543
Equity shares	—	117,625	117,625	—	96,449	96,449
Total	21,760	185,011	206,771	20,825	170,344	191,169
1Previously included within assets arising from reinsurance contracts held.
Other financial assets at fair value through profit or loss include assets backing insurance contracts and investment contracts of £179,988 million (31 December 2020: £165,448 million). Included within these assets are investments in unconsolidated structured entities of £74,916 million (31 December 2020: £55,235 million), see note 47.
For amounts included above which are subject to repurchase and reverse repurchase agreements see note 51.